SEI INSTITUTIONAL MANAGED TRUST

Small Cap Fund
Small Cap Value Fund
Small Cap Growth Fund
Tax-Managed Small/Mid Cap Equity Fund
(the "Funds")

Supplement Dated December 20, 2018
to the Class F Prospectus dated January 31, 2018, as amended on April 19, 2018, May 1, 2018,
May 3, 2018, July 9, 2018, August 3, 2018 and September 26, 2018

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Small Cap Fund

In the Fund Summary for the Small Cap Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to AQR Capital Management, LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Copeland Capital Management, LLC	Mark W. Giovanniello, CFA	Since 2018	Chief Investment Officer, Principal and Portfolio Manager
	Eric C. Brown, CFA	Since 2018	Chief Executive Officer, Principal and Portfolio Manager
	David McGonigle, CFA	Since 2018	Portfolio Manager, Principal and Senior Research Analyst
	Jeffrey Walkenhorst, CFA	Since 2018	Portfolio Manager, Principal and Senior Research Analyst

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Small Cap Fund," the text relating to AQR Capital Management, LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Copeland Capital Management, LLC: Copeland Capital Management, LLC (Copeland), located at Eight Tower Bridge, 161 Washington Street, Suite 1325, Conshohocken, PA 19428, serves as a Sub-Adviser to the Small Cap Fund. A team of investment professionals manages the portion of the Small Cap Fund's assets allocated to Copeland. Mr. Mark Giovanniello, CFA, is the Chief Investment Officer, Principal and Portfolio Manager at Copeland. Mr. Giovanniello joined Copeland in 2009 and is a co-portfolio manager on all Domestic Strategies and the lead manager for the Mid Cap, Smid Cap, and Small Cap Strategies. Mr. Giovanniello holds a Bachelor of Science degree from the Carroll School of Management at Boston College. Mr. Giovanniello also holds the Chartered Financial Analyst (CFA) designation and is a member of the Philadelphia Security Analyst Society. Mr. Eric Brown, CFA, is the Chief Executive Officer, Principal and Portfolio Manager at Copeland. Mr. Brown formed Copeland in 2005 and is responsible for research coverage of the Utilities and MLP sectors across all domestic portfolios. While founding Copeland, Mr. Brown developed a proprietary fundamental model to best evaluate dividend growth stocks. Mr. Brown holds a Bachelor of Arts in Political Science from Trinity College in Hartford, CT and holds the Chartered Financial Analyst (CFA) designation. Mr. Brown is a member of the Boston Security Analysts Society and the American Mensa Society. Mr. David McGonigle, CFA, is a Senior Research Analyst, Principal and Portfolio Manager at Copeland. Mr. McGonigle's primary coverage responsibilities are in the Consumer Discretionary, Financial and Industrial sectors across all domestic portfolios. Mr. McGonigle holds a Bachelor of Science in Business Administration, with a finance concentration, from the E. Claiborne Robins School of Business at the University of Richmond. Mr. McGonigle also holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA Society of Philadelphia. Mr. Jeffrey Walkenhorst, CFA, is a Research Analyst, Principal and Portfolio Manager at Copeland. Mr. Walkenhorst joined Copeland in 2011 and his primary coverage responsibilities are in the Consumer Staples, Real Estate, and Technology/Telecom sectors across all domestic portfolios. Mr. Walkenhorst holds a Bachelor of Arts degree in Economics from Stanford University. Mr. Walkenhorst also holds the Chartered Financial Analyst (CFA) designation and is a member of the New York Society of Security Analysts.

Change in Portfolio Management of the Small Cap Value Fund

In the Fund Summary for the Small Cap Value Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to AQR Capital Management, LLC is hereby deleted.

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Small Cap Value Fund," the text relating to AQR Capital Management, LLC is hereby deleted.

Change in Portfolio Management of the Small Cap Growth Fund

In the Fund Summary for the Small Cap Growth Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to Axiom International Investors LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
361 Capital LLC	John R. Riddle, CFA	Since 2018	Chief Investment Officer and Portfolio Manager
	Mark F. Jaeger, CFA, CPA	Since 2018	Managing Director and Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Small Cap Growth Fund," the text relating to Axiom International Investors LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

361 Capital LLC: 361 Capital LLC (361 Capital), located at 4600 South Syracuse Street, Denver, CO 80237, serves as a Sub-Adviser to the Small Cap Growth Fund. A team of investment professionals manages the portion of the Small Cap Growth Fund's assets allocated to 361 Capital. John R. Riddle, CFA, is a Portfolio Manager and Chief Investment Officer of 361 Capital and is responsible for portfolio management, investment research and quantitative analysis. Mr. Riddle is an equity owner in 361 Capital. Previously, Mr. Riddle was a majority owner, one of the founding principals and a Managing Member of BRC Investment Management LLC, which was acquired by 361 Capital on October 31, 2016. At BRC Investment Management LLC, Mr. Riddle served as the Managing Principal and Chief Investment Officer from its inception in May of 2005 until its acquisition by 361 Capital. Mr. Riddle has over 36 years of investment management experience and previously held the positions of President and Chief Investment Officer at Duff & Phelps Investment Management Co.; Chief Executive Officer and Chief Investment Officer with Capital West Asset Management LLC; Director of Research and Portfolio Management with US West, Inc.; Portfolio Manager with GTE Investment Management, Inc.; and Senior Financial Analyst with GTE, Inc. Mr. Riddle received an MBA from the University of Connecticut and a Bachelor of Arts in Finance from the University of Hawaii. Mr. Riddle holds the designation of Chartered Financial Analyst and is a member of the Denver Society of Security Analysts and the CFA Institute. Mark F. Jaeger, CFA, CPA, is a Portfolio Manager and Managing director at 361 Capital and is responsible for portfolio management, investment research and quantitative analysis. Mr. Jaeger is an equity owner in 361 Capital and holds a Bachelor of Science in Accounting from the University of Denver. Mr. Jaeger was a Managing Member, owner and a founding principal of BRC Investment Management LLC, which was acquired by 361 Capital in 2016. At BRC Investment Management LLC, he served as the Director of Quantitative Analysis and Chief Compliance Officer from its inception in May of 2005 until its acquisition by 361 Capital. Mr. Jaeger has over 31 years of investment management experience. Mr. Jaeger previously held the positions of Managing Director of Equities at Duff & Phelps Investment Management Co.; Controller of Mountain Division at Comcast; Executive Director at AT&T Broadband; Chief Financial Officer and Chief Investment Officer at Colorado Intergovernmental Risk Sharing Agency; and Auditor at Arthur Anderson & Co. Mr. Jaeger holds the designation of Chartered Financial Analyst and is a Certified Public Accountant. Mr. Jaeger is a member of the American Institute of Certified Public Accountants and the Colorado Society of Certified Public Accountants. Mr. Jaeger belongs to the CFA Institute.

Change in Portfolio Management of the Tax-Managed Small/Mid Cap Fund

In the Fund Summary for the Tax-Managed Small/Mid Cap Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to AQR Capital Management, LLC and CastleArk Management LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Hillsdale Investment Management Inc.	A. Christopher Guthrie, CFA	Since 2018	President, CEO, Senior Portfolio Manager, Founding Partner
	Tony Batek, CFA	Since 2018	Senior Portfolio Manager, Partner
Martingale Asset Management LP	James M. Eysenbach, CFA	Since 2018	Executive Vice President & Chief Investment Officer

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Tax-Managed Small/Mid Cap Fund," the text relating to AQR Capital Management, LLC and CastleArk Management LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Hillsdale Investment Management Inc.: Hillsdale Investment Management Inc. (Hillsdale), located at 1 First Canadian Place, 100 King Street West, Suite 5900, Toronto, Ontario M5X 1E4, serves as a Sub-Adviser to the Tax-Managed Small/Mid Cap Fund. A team of investment professionals manages the portion of the Tax-Managed Small/Mid Cap Fund's assets allocated to Hillsdale. Mr. Guthrie is the founding partner of Hillsdale and employed since January of 1996. Mr. Batek joined Hillsdale in July of 2002.

Martingale Asset Management LP: Martingale Asset Management LP (Martingale), located at 888 Boylston Street, Suite 1400, Boston, MA 02199, serves as a Sub-Adviser to the Tax-Managed Small/Mid Cap Fund. A team of investment professionals, led by Mr. James M. Eysenbach, CFA, Executive Vice President & Chief Investment Officer, manages the portion of the Tax-Managed Small/Mid Cap Fund's assets allocated to Martingale. Mr. Eysenbach joined Martingale in 2004. Mr. Eysenbach began managing Martingale's allocated portion of the Fund's portfolio in December 2018.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1200 (12/18)

SEI INSTITUTIONAL MANAGED TRUST

Small Cap Value Fund
Small Cap Growth Fund
(the "Funds")

Supplement Dated December 20, 2018
to the Class I Prospectus dated January 31, 2018, as amended on April 19, 2018, May 3, 2018, July 9, 2018 and September 26, 2018

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Small Cap Value Fund

In the Fund Summary for the Small Cap Value Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to AQR Capital Management, LLC is hereby deleted.

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Small Cap Value Fund," the text relating to AQR Capital Management, LLC is hereby deleted.

Change in Portfolio Management of the Small Cap Growth Fund

In the Fund Summary for the Small Cap Growth Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to Axiom International Investors LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
361 Capital LLC	John R. Riddle, CFA	Since 2018	Chief Investment Officer and Portfolio Manager
	Mark F. Jaeger, CFA, CPA	Since 2018	Managing Director and Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Small Cap Growth Fund," the text relating to Axiom International Investors LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

361 Capital LLC: 361 Capital LLC (361 Capital), located at 4600 South Syracuse Street, Denver, CO 80237, serves as a Sub-Adviser to the Small Cap Growth Fund. A team of investment professionals manages the portion of the Small Cap Growth Fund's assets allocated to 361 Capital. John R. Riddle, CFA, is a Portfolio Manager and Chief Investment Officer of 361 Capital and is responsible for portfolio management, investment research and quantitative analysis. Mr. Riddle is an equity owner in 361 Capital. Previously, Mr. Riddle was a majority owner, one of the founding principals and a Managing Member of BRC Investment Management LLC, which was acquired by 361 Capital on October 31, 2016. At BRC Investment Management LLC, Mr. Riddle served as the Managing Principal and Chief Investment Officer from its inception in May of 2005 until its acquisition by 361 Capital. Mr. Riddle has over 36 years of investment management experience and previously held the positions of President and Chief Investment Officer at Duff & Phelps Investment Management Co.; Chief Executive Officer and Chief Investment Officer with Capital West Asset Management LLC; Director of Research and Portfolio Management with US West, Inc.; Portfolio Manager with GTE Investment Management, Inc.; and Senior Financial Analyst with GTE, Inc. Mr. Riddle received an MBA from the University of Connecticut and a Bachelor of Arts in Finance from the University of Hawaii. Mr. Riddle holds the designation of Chartered Financial Analyst and is a member of the Denver Society of Security Analysts and the CFA Institute. Mark F. Jaeger, CFA, CPA, is a Portfolio Manager and Managing director at 361 Capital and is responsible for portfolio management, investment research and quantitative analysis. Mr. Jaeger is an equity owner in 361 Capital and holds a Bachelor of Science in Accounting from the University of Denver. Mr. Jaeger was a Managing Member, owner and a founding principal of BRC Investment Management LLC, which was acquired by 361 Capital in 2016. At BRC Investment Management LLC, he served as the Director of Quantitative Analysis and Chief Compliance Officer from its inception in May of 2005 until its acquisition by 361 Capital. Mr. Jaeger has over 31 years of investment management experience. Mr. Jaeger previously held the positions of Managing Director of Equities at Duff & Phelps Investment Management Co.; Controller of Mountain Division at Comcast; Executive Director at AT&T Broadband; Chief Financial Officer and Chief Investment Officer at Colorado Intergovernmental Risk Sharing Agency; and Auditor at Arthur Anderson & Co. Mr. Jaeger holds the designation of Chartered Financial Analyst and is a Certified Public Accountant. Mr. Jaeger is a member of the American Institute of Certified Public Accountants and the Colorado Society of Certified Public Accountants. Mr. Jaeger belongs to the CFA Institute.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1201 (12/18)

SEI INSTITUTIONAL MANAGED TRUST

Small Cap Fund
Small Cap Value Fund
Small Cap Growth Fund
Tax-Managed Small/Mid Cap Equity Fund
(the "Funds")

Supplement Dated December 20, 2018
to the Class Y Prospectus dated January 31, 2018, as amended on February 14, 2018, April 19,
2018, May 1, 2018, May 3, 2018, July 9, 2018, August 3, 2018 and September 26, 2018

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Small Cap Fund

In the Fund Summary for the Small Cap Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to AQR Capital Management, LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Copeland Capital Management, LLC	Mark W. Giovanniello, CFA	Since 2018	Chief Investment Officer, Principal and Portfolio Manager
	Eric C. Brown, CFA	Since 2018	Chief Executive Officer, Principal and Portfolio Manager
	David McGonigle, CFA	Since 2018	Portfolio Manager, Principal and Senior Research Analyst
	Jeffrey Walkenhorst, CFA	Since 2018	Portfolio Manager, Principal and Senior Research Analyst

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Small Cap Fund," the text relating to AQR Capital Management, LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Copeland Capital Management, LLC: Copeland Capital Management, LLC (Copeland), located at Eight Tower Bridge, 161 Washington Street, Suite 1325, Conshohocken, PA 19428, serves as a Sub-Adviser to the Small Cap Fund. A team of investment professionals manages the portion of the Small Cap Fund's assets allocated to Copeland. Mr. Mark Giovanniello, CFA, is the Chief Investment Officer, Principal and Portfolio Manager at Copeland. Mr. Giovanniello joined Copeland in 2009 and is a co-portfolio manager on all Domestic Strategies and the lead manager for the Mid Cap, Smid Cap, and Small Cap Strategies. Mr. Giovanniello holds a Bachelor of Science degree from the Carroll School of Management at Boston College. Mr. Giovanniello also holds the Chartered Financial Analyst (CFA) designation and is a member of the Philadelphia Security Analyst Society. Mr. Eric Brown, CFA, is the Chief Executive Officer, Principal and Portfolio Manager at Copeland. Mr. Brown formed Copeland in 2005 and is responsible for research coverage of the Utilities and MLP sectors across all domestic portfolios. While founding Copeland, Mr. Brown developed a proprietary fundamental model to best evaluate dividend growth stocks. Mr. Brown holds a Bachelor of Arts in Political Science from Trinity College in Hartford, CT and holds the Chartered Financial Analyst (CFA) designation. Mr. Brown is a member of the Boston Security Analysts Society and the American Mensa Society. Mr. David McGonigle, CFA, is a Senior Research Analyst, Principal and Portfolio Manager at Copeland. Mr. McGonigle's primary coverage responsibilities are in the Consumer Discretionary, Financial and Industrial sectors across all domestic portfolios. Mr. McGonigle holds a Bachelor of Science in Business Administration, with a finance concentration, from the E. Claiborne Robins School of Business at the University of Richmond. Mr. McGonigle also holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA Society of Philadelphia. Mr. Jeffrey Walkenhorst, CFA, is a Research Analyst, Principal and Portfolio Manager at Copeland. Mr. Walkenhorst joined Copeland in 2011 and his primary coverage responsibilities are in the Consumer Staples, Real Estate, and Technology/Telecom sectors across all domestic portfolios. Mr. Walkenhorst holds a Bachelor of Arts degree in Economics from Stanford University. Mr. Walkenhorst also holds the Chartered Financial Analyst (CFA) designation and is a member of the New York Society of Security Analysts.

Change in Portfolio Management of the Small Cap Value Fund

In the Fund Summary for the Small Cap Value Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to AQR Capital Management, LLC is hereby deleted.

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Small Cap Value Fund," the text relating to AQR Capital Management, LLC is hereby deleted.

Change in Portfolio Management of the Small Cap Growth Fund

In the Fund Summary for the Small Cap Growth Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to Axiom International Investors LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
361 Capital LLC	John R. Riddle, CFA	Since 2018	Chief Investment Officer and Portfolio Manager
	Mark F. Jaeger, CFA, CPA	Since 2018	Managing Director and Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Small Cap Growth Fund," the text relating to Axiom International Investors LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

361 Capital LLC: 361 Capital LLC (361 Capital), located at 4600 South Syracuse Street, Denver, CO 80237, serves as a Sub-Adviser to the Small Cap Growth Fund. A team of investment professionals manages the portion of the Small Cap Growth Fund's assets allocated to 361 Capital. John R. Riddle, CFA, is a Portfolio Manager and Chief Investment Officer of 361 Capital and is responsible for portfolio management, investment research and quantitative analysis. Mr. Riddle is an equity owner in 361 Capital. Previously, Mr. Riddle was a majority owner, one of the founding principals and a Managing Member of BRC Investment Management LLC, which was acquired by 361 Capital on October 31, 2016. At BRC Investment Management LLC, Mr. Riddle served as the Managing Principal and Chief Investment Officer from its inception in May of 2005 until its acquisition by 361 Capital. Mr. Riddle has over 36 years of investment management experience and previously held the positions of President and Chief Investment Officer at Duff & Phelps Investment Management Co.; Chief Executive Officer and Chief Investment Officer with Capital West Asset Management LLC; Director of Research and Portfolio Management with US West, Inc.; Portfolio Manager with GTE Investment Management, Inc.; and Senior Financial Analyst with GTE, Inc. Mr. Riddle received an MBA from the University of Connecticut and a Bachelor of Arts in Finance from the University of Hawaii. Mr. Riddle holds the designation of Chartered Financial Analyst and is a member of the Denver Society of Security Analysts and the CFA Institute. Mark F. Jaeger, CFA, CPA, is a Portfolio Manager and Managing director at 361 Capital and is responsible for portfolio management, investment research and quantitative analysis. Mr. Jaeger is an equity owner in 361 Capital and holds a Bachelor of Science in Accounting from the University of Denver. Mr. Jaeger was a Managing Member, owner and a founding principal of BRC Investment Management LLC, which was acquired by 361 Capital in 2016. At BRC Investment Management LLC, he served as the Director of Quantitative Analysis and Chief Compliance Officer from its inception in May of 2005 until its acquisition by 361 Capital. Mr. Jaeger has over 31 years of investment management experience. Mr. Jaeger previously held the positions of Managing Director of Equities at Duff & Phelps Investment Management Co.; Controller of Mountain Division at Comcast; Executive Director at AT&T Broadband; Chief Financial Officer and Chief Investment Officer at Colorado Intergovernmental Risk Sharing Agency; and Auditor at Arthur Anderson & Co. Mr. Jaeger holds the designation of Chartered Financial Analyst and is a Certified Public Accountant. Mr. Jaeger is a member of the American Institute of Certified Public Accountants and the Colorado Society of Certified Public Accountants. Mr. Jaeger belongs to the CFA Institute.

Change in Portfolio Management of the Tax-Managed Small/Mid Cap Fund

In the Fund Summary for the Tax-Managed Small/Mid Cap Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to AQR Capital Management, LLC and CastleArk Management LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Hillsdale Investment Management Inc.	A. Christopher Guthrie, CFA	Since 2018	President, CEO, Senior Portfolio Manager, Founding Partner
	Tony Batek, CFA	Since 2018	Senior Portfolio Manager, Partner
Martingale Asset Management LP	James M. Eysenbach, CFA	Since 2018	Executive Vice President & Chief Investment Officer

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Tax-Managed Small/Mid Cap Fund," the text relating to AQR Capital Management, LLC and CastleArk Management LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Hillsdale Investment Management Inc.: Hillsdale Investment Management Inc. (Hillsdale), located at 1 First Canadian Place, 100 King Street West, Suite 5900, Toronto, Ontario M5X 1E4, serves as a Sub-Adviser to the Tax-Managed Small/Mid Cap Fund. A team of investment professionals manages the portion of the Tax-Managed Small/Mid Cap Fund's assets allocated to Hillsdale. Mr. Guthrie is the founding partner of Hillsdale and employed since January of 1996. Mr. Batek joined Hillsdale in July of 2002.

Martingale Asset Management LP: Martingale Asset Management LP (Martingale), located at 888 Boylston Street, Suite 1400, Boston, MA 02199, serves as a Sub-Adviser to the Tax-Managed Small/Mid Cap Fund. A team of investment professionals, led by Mr. James M. Eysenbach, CFA, Executive Vice President & Chief Investment Officer, manages the portion of the Tax-Managed Small/Mid Cap Fund's assets allocated to Martingale. Mr. Eysenbach joined Martingale in 2004. Mr. Eysenbach began managing Martingale's allocated portion of the Fund's portfolio in December 2018.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1202 (12/18)

SEI INSTITUTIONAL MANAGED TRUST

Small Cap Fund
Small Cap Value Fund
Small Cap Growth Fund
Tax-Managed Small/Mid Cap Equity Fund
(the "Funds")

Supplement Dated December 20, 2018
to the Statement of Additional Information ("SAI") dated January 31, 2018, as amended on February 14, 2018, April 19, 2018, May 1, 2018, May 3, 2018, July 9, 2018, August 3, 2018 and September 26, 2018

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Funds

On the cover page of the SAI, the references to "Axiom International Investors LLC" and "CastleArk Management LLC" are hereby deleted.

In addition, under the section titled "The Adviser and Sub-Advisers," under the heading titled "The Sub-Advisers," the text relating to Axiom International Investors LLC and CastleArk Management LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

361 CAPITAL LLC—361 Capital LLC ("361 Capital") serves as a Sub-Adviser to a portion of the assets of the Small Cap Growth Fund. Founded in 2001, 361 Capital is an SEC registered investment advisor and provides investment advice to institutions and high-net-worth investors. As of September 30, 2018, 361 Capital's total assets under management were approximately $1.7 billion. 361 Capital is registered with the CFTC as a "commodity pool operator."

COPELAND CAPITAL MANAGEMENT, LLC—Copeland Capital Management, LLC ("Copeland") serves as a Sub-Adviser to a portion of the assets of the Small Cap Fund. Copeland was founded in 2005 and is 100% employee owned.

HILLSDALE INVESTMENT MANAGEMENT INC.—Hillsdale Investment Management Inc. ("Hillsdale") serves as a Sub-Adviser to a portion of the assets of the Tax-Managed Small/Mid Cap Fund. Hillsdale was incorporated under the Ontario Business Corporations Act on January 5, 1996 for the purpose of providing portfolio and investment management services. Hillsdale provides investment management services to institutional and private clients through separate managed accounts and to the Hillsdale Pooled Funds.

MARTINGALE ASSET MANAGEMENT LP—Martingale Asset Management LP ("Martingale") serves as a Sub-Adviser to a portion of the assets of the Tax-Managed Small/Mid Cap Fund. Martingale is organized under the laws of the State of Delaware and is an independent, privately held investment adviser principally owned by its employees. Martingale is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

In addition, under the same heading, under the sub-heading titled "AQR Capital Management, LLC," the reference to "Large Cap Value, Small Cap, Small Cap Value and Tax-Managed Small/Mid Cap Funds" is hereby deleted and replaced with "Large Cap Value Fund."

In addition, under the same section, under the heading titled "Portfolio Management," the following text is hereby added in the appropriate alphabetical order thereof:

361 Capital

Compensation. SIMC pays 361 Capital a fee based on the assets under management of the Small Cap Growth Fund as set forth in an investment sub-advisory agreement between 361 Capital and SIMC. 361 Capital pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap Growth Fund. The following information relates to the period ended September 30, 2018.

Each portfolio manager receives a fixed base salary from the 361 Capital. In addition, each portfolio manager shares in the profitability of 361 Capital from the portfolio manager's equity ownership of the 361 Capital. The portfolio managers' compensation arrangements are not determined on the basis of specific funds or accounts managed.

Ownership of Fund Shares. As of September 30, 2018, 361 Capital's portfolio managers did not beneficially own any shares of the Small Cap Growth Fund.

Other Accounts. As of September 30, 2018, in addition to the Small Cap Growth Fund, 361 Capital's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
John R. Riddle, CFA	1	$33.4	1	$221.5	138	$212.8
Mark F. Jaeger, CFA, CPA	1	$33.4	1	$221.5	138	$212.8

None of the accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interest. A conflict of interest may arise as a result of the portfolio manager being responsible for multiple accounts, including the Small Cap Growth Fund, which may have different investment guidelines and objectives. In addition to the Small Cap Growth Fund, these accounts may include accounts of registered investment companies, private pooled investment vehicles and other accounts. In particular, this conflict of interest may arise as a result of 361 Capital's management of the Small Cap Growth Fund and other accounts, which, in theory, may allow 361 Capital to allocate investment opportunities in a way that favors other accounts over the Small Cap Growth Fund. This conflict of interest may be exacerbated to the extent that 361 Capital or the portfolio manager receive, or expect to receive, greater compensation from their management of the other accounts than the Small Cap Growth Fund. 361 Capital (or its members, employees and affiliates) may give advice or take action with respect to the other accounts that differs from the advice given with respect to the Small Cap Growth Fund. To the extent a particular investment is suitable for both the Small Cap Growth Fund and the other accounts, such investments will be allocated between the Small Cap Growth Fund and the other accounts in a manner that 361 Capital determines is fair and equitable under the circumstances to all clients, including the Small Cap Growth Fund.

To address and manage these potential conflicts of interest, 361 Capital has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis.

Copeland

Compensation. SIMC pays Copeland a fee based on the assets under management of the Small Cap Fund as set forth in an investment sub-advisory agreement between Copeland and SIMC. Copeland pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap Fund. The following information relates to the period ended September 30, 2018.

There are three components used to evaluate our analysts and portfolio managers. Each of our portfolio managers also has sector specific research responsibilities so the process is the same for all. We begin by comparing their recommendations to their sector as a whole as well as to our dividend growth universe within each sector. Because our investment process is collaborative we also include the performance of each strategy to its respective benchmark and the performance of the firm as a whole in our evaluation of each analyst and portfolio manager. Every member of the investment team is compensated in three ways: 1) equity ownership of the firm; 2) base salary; and 3) bonuses related to performance of recommendations within each sector for each sector specific analyst, strategy performance relative to benchmarks for each lead Portfolio Manager and overall firm level performance for each of our strategies.

Bonus compensation can vary year-to-year but can represent 100% to 150% of base compensation on the high end. Equity units are issued on a more long-term basis and can vary greatly from year to year. Equity is granted with long-term vesting schedules. We are trying to encourage a culture of ownership and accountability. Our compensation structure is purposefully designed to allow outstanding performance to be rewarded, but also encourages a collaborative approach in that everyone has an interest in not just seeing their sector do well, but also the strategy and the firm as a whole.

Ownership of Fund Shares. As of September 30, 2018, Copeland's portfolio managers did not beneficially own any shares of the Small Cap Fund.

Other Accounts. As of September 30, 2018, in addition to the Small Cap Fund, Copeland's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Mark W. Giovanniello	3	$200.7	1		$4.65	1,425		$1.884.5
	0	$0	1	*	$4.65	0	*	$0
Eric C. Brown	3	$200.7	1		$4.65	1,425		$1,884.5
	0	$0	1	*	$4.65	0	*	$0
David McGonigle	3	$200.7	1		$4.65	1,425		$1,844.5
	0	$0	1	*	$4.65	0	*	$0
Jeffrey Walkenhorst	3	$200.7	1		$4.65	1,425		$1,884.5
	0	$0	1	*	$4.65	0	*	$0

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. The portfolio managers may manage numerous accounts for multiple clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). The portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

When the portfolio managers have responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, Copeland may receive fees from certain accounts that are higher than the fee it receives from the Small Cap Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Small Cap Fund. Copeland has adopted policies and procedures designed to address these potential material conflicts. For instance, Copeland utilizes a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.

The portfolio manager's compensation is based upon their ownership share of the profits, if any, of Copeland.

To address and manage these potential conflicts of interest, Copeland has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis.

Hillsdale

Compensation. SIMC pays Hillsdale a fee based on the assets under management of the Tax-Managed Small/Mid Cap Fund as set forth in an investment sub-advisory agreement between Hillsdale and SIMC. Hillsdale pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Tax-Managed Small/Mid Cap Fund. The following information relates to the period ended September 30, 2018.

Professionals are compensated through salary and a discretionary performance incentive bonus depending on the success of the accounts managed and on the overall success of the company. More specifically, individuals on the Research and Investment Management Team are eligible for bonuses of up to 50% of their base salary, dependent upon both their specific strategy team and the company's success. The incentive structure is aligned with each strategy's investment objectives.

Ownership of Fund Shares. As of September 30, 2018, Hillsdale's portfolio managers did not beneficially own any shares of the Tax-Managed Small/Mid Cap Fund.

Other Accounts. As of September 30, 2018, in addition to the Tax-Managed Small/Mid Cap Fund, Hillsdale's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in thousands)	Number of Accounts		Total Assets (in thousands)	Number of Accounts		Total Assets (in thousands)
A. Christopher Guthrie, CFA	0	$0	4		$370.6	7		$1,205.1
	0	$0	4	*	$370.6	0		$0
Tony Batek, CFA	0	$0	2		$286.3	9	**	$373.6	**
	0	$0	2	*	$286.3	0		$0

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

**  5 accounts are non-fee paying, that is Hillsdale's proprietary accounts, representing AUM of $4.41k.

Conflicts of Interest. A conflict of interest may arise as a result of the portfolio manager being responsible for multiple accounts, including the Tax-Managed Small/Mid Cap Fund, which may have different investment guidelines and objectives. In addition to the Tax-Managed Small/Mid Cap Fund, these accounts may include accounts of registered investment companies, private pooled investment vehicles and other accounts. In particular, this conflict of interest may arise as a result of Hillsdale's management of the Tax-Managed Small/Mid Cap Fund and other accounts, which, in theory, may allow Hillsdale to allocate investment opportunities in a way that favors other accounts over the Tax-Managed Small/Mid Cap Fund. This conflict of interest may be exacerbated to the extent that Hillsdale or the portfolio manager receive, or expect to receive, greater compensation from their management of the other accounts (some of which receive both a management and incentive fee) than the Tax-Managed Small/Mid Cap Fund. Hillsdale (or its members, employees and affiliates) may give advice or take action with respect to the other accounts that differs from the advice given with respect to the Tax-Managed Small/Mid Cap Fund. To the extent a particular investment is suitable for both the Tax-Managed Small/Mid Cap Fund and the other accounts, such investments will be allocated between the Tax-Managed Small/Mid Cap Fund and the other accounts in a manner that Hillsdale determines is fair and equitable under the circumstances to all clients, including the Tax-Managed Small/Mid Cap Fund.

To address and manage these potential conflicts of interest, Hillsdale has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis.

Martingale

Compensation. SIMC pays Martingale a fee based on the assets under management of the Tax-Managed Small/Mid Cap Fund as set forth in an investment sub-advisory agreement between Martingale and SIMC. Martingale pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Tax-Managed Small/Mid Cap Fund. The following information relates to the period ended September 30, 2018.

Investment professionals at Martingale are compensated with an annual base salary, as well as opportunities for an annual bonus related to firm-wide profit and individual performance. Martingale also offers employees a Simplified Employee Pension retirement plan and selective participation in the firm's profits through equity (partnership) ownership. Generous non-financial benefits are provided to all employees. Individual compensation packages are commensurate with past experience and current contributions to Martingale. Changes in salary or bonus for individual employees are based on traditional employee performance evaluation criteria. While there is no formulaic link between performance and compensation, this is an indirect link through partnership in that superior performance tends to improve firm profitability and, thus, partnership distributions over time.

Ownership of Fund Shares. As of September 30, 2018, Martingale's portfolio managers did not beneficially own any shares of the Tax-Managed Small/Mid Cap Fund.

Other Accounts. As of September 30, 2018, in addition to the Tax-Managed Small/Mid Cap Fund, Martingale's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
James M. Eysenbach, CFA	2		$685.04	8		$2,245.52	30		$5,751.83
	0	*	$0	2	*	$945.70	2	*	$489.57

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. The portfolio manager's management of other accounts may give rise to potential conflicts of interest in connection with the management of the Tax-Managed Small/Mid Cap Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts include all other Martingale accounts. The other accounts might have similar investment objectives as the Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Tax-Managed Small/Mid Cap Fund. While the portfolio manager's management of other accounts may give rise to the following potential conflicts of interest, Martingale does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, Martingale believes that it has designed policies and procedures to manage conflicts in an appropriate way.

A potential conflict of interest may arise as a result of the portfolio manager's day-to-day management of the Tax-Managed Small/Mid Cap Fund. Because of the position with the Fund, the portfolio manager knows the size, timing and possible market impact of Tax-Managed Small/Mid Cap Fund trades. It is theoretically possible that the portfolio manager could use this information to the advantage of other accounts managed and to the possible detriment of the Tax-Managed Small/Mid Cap Fund. However, Martingale has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

In addition, under the same heading, under the sub-heading titled "AQR," all references to the "Large Cap Value, Small Cap, Small Cap Value and Tax-Managed Small/Mid Cap Funds" are replaced with "Large Cap Value Fund."

In addition, under the same heading, the sub-headings titled "Axiom" and "CastleArk" and the paragraphs thereunder are hereby deleted.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1203 (12/18)